Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator ²			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute 1 2			Demand Withdrawn			Demand Rejected
Asset Class: RMBS

			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-4
CIK # Not Applicable
		HUD	999	$149,643,502.33	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$108,933.73	0.07%	0	$0.00	0.00%	0	$0.00	0.00%
Total			999	$149,643,502.33	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$108,933.73	0.07%	0	$0.00	0.00%	0	$0.00	0.00%

¹	As disclosed in Q32014 filing one (1) asset was reported in Dispute. The asset continues to be in Dispute as the seller and purchaser work towards resolution.
²	The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.